UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Stuart Fross, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2006

Item 1. Reports to Stockholders

PAS Small Cap Fund of FundsSM Managed exclusively for clients of Strategic Advisers, Inc. — not available for sale to the general public

Annual Report February 28, 2006 Strategic Advisers, Inc. A Fidelity Investments Company

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The managers’ review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	7	A complete list of the fund’s investments with their
		market values.
Financial Statements	8	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	10	Notes to the financial statements.
Report of Independent Registered Public	12
Accounting Firm
Trustees and Officers	13
Distributions	16

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the
SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regard ing the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report 2

PAS Small Cap Fund of Funds Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take PAS Small Cap Fund of FundsSM’s cumulative total return and show you what would have happened if PAS Small Cap Fund of Funds shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in PAS Small Cap Fund of Funds on June 23, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

3 Annual Report

PAS Small Cap Fund of Funds

Management’s Discussion of Fund Performance

Comments from Catherine Pena and Geoffrey Stein, Portfolio Managers of PAS Small Cap Fund of FundsSM

With the exception of several popular large cap stock performance measures, most major U.S. equity benchmarks had double digit returns for the year ending February 28, 2006. For much of the period, market gains were driven largely by the energy sector, although utilities ultimately sneaked into the top spot for the year overall. Financials and telecommunication services also reached double figures, outperforming the 8.40% return of the broader market as measured by the large cap oriented Standard & Poor’s 500SM Index. The consumer discretionary segment home to the weak performing automobile and media industries was the biggest disappointment. Although the overall return for the S&P 500® beat the small cap Russell 2000® Index in calendar year 2005 the first time that’s happened in six years small caps stormed back in early 2006, leading to a 16.59% advance during the past 12 months, nearly twice the broader market’s gain. Mid caps soared even higher, returning 17.67% according to the Russell Midcap® Index. The technology heavy NASDAQ Composite® Index also fared well, climbing 12.13%, but the Dow Jones Industrial AverageSM, an index of 30 large cap, blue chip stocks, managed to rise only 4.52% .

PAS Small Cap Fund of Funds delivered a strong absolute return of 14.69% during the period from its inception on June 23, 2005, through February 28, 2006, but lagged the 16.13% gain of its benchmark, the Russell 2000 Index. Our underperformance was mostly a result of the overall portfolio’s slight tilt toward funds with a value oriented investment style, a positioning that came during a period when growth oriented investments were the better performers. We gradually reduced the portfolio’s exposure to value style funds, adding several growth oriented funds in the small cap core and small cap growth spaces. By period end, these actions had aligned the portfolio’s style more closely with that of the Russell 2000. For the most part, the underlying funds that detracted from relative performance including such holdings as Westport Select Cap Fund and Highmark Small Cap Value Fund were those that favored the high quality, valuation sensitive style. Our underlying holding in William Blair Small Cap Growth Fund also detracted. Contributors included such underlying holdings as RS Partners Fund and Hennessy Cornerstone Growth Fund both of which benefited from their exposures to the robust energy and materials sectors and Turner Small Cap Growth Fund, which generated strong results versus its benchmark through favorable stock selection.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

4

PAS Small Cap Fund of Funds Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to Febru ary 28, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in underly ing non affiliated funds (underlying funds), will indirectly bear its pro rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in underlying funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	September 1, 2005 to
	September 1, 2005	February 28, 2006	February 28, 2006
Actual	$ 1,000.00	$ 1,086.10	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund’s annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying funds in which the fund invests are not included in the fund’s annualized expense ratio.

55 Annual Report

PAS Small Cap Fund of Funds Investment Changes

Fund Holdings as of February 28, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Small Cap Blend Funds
Oppenheimer Main Street Small
Cap Fund Class A	12.1	10.0
Hennessy Cornerstone Growth
Fund	8.5	4.1
RS Partners Fund	8.3	10.0
Keeley Small Cap Value Fund, Inc.	7.3	0.0
Neuberger Berman Fund Genesis
Trust Class	6.3	9.1
Laudus Rosenberg U.S. Discovery
Fund Class B	4.9	6.0
Perritt MicroCap Opportunities
Fund	3.8	4.9
Hennessy Cornerstone Growth II
Fund	3.0	0.0
CRM Small Cap Value Fund	0.2	1.0
ICM Small Co. Portfolio	0.2	1.0
	54.6	46.1
Small Cap Growth Funds
Black Rock Funds Small Cap
Growth Equity Fund Class A	7.0	7.0
Baron Asset Small Cap Fund	4.5	5.0
William Blair Small Cap Growth
Fund Class N	3.4	6.0
Turner Small Cap Growth Fund	3.2	7.5
Harbor Small Cap Growth Fund	3.0	0.0
Franklin Small Cap Growth Fund II
Class A	3.0	9.5
RS Smaller Co. Growth Fund	2.9	0.0
Oberwies Emerging Growth Fund	2.3	0.0
Munder Micro Cap Equity Fund	2.3	0.0
Buffalo Small Cap Fund	2.1	0.0
RS Emerging Growth Fund
Class A	0.3	1.0
Managers Special Equity Fund	0.2	1.0
Old Mutual Copper Rock
Emerging Growth Portfolio	0.1	0.0
	34.3	37.0
Small Cap Value Funds
Highmark Small Cap Value Fund
Class A	2.2	6.0
American Beacon Small Cap
Value Fund	0.2	1.0
	2.4	7.0
Other
Westport Select Cap Fund Class R	7.6	9.9*
The Information Age Fund	1.1	0.0
	8.7	9.9
Total	100.0	100.0
*Reflects current Morningstar classifications.

Asset allocations in the pie chart reflect the categorization of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report 6

PAS Small Cap Fund of Funds
Investments February 28, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 100.0%
	Shares	Value (Note 1)
Small Cap Blend Funds – 54.6%
CRM Small Cap Value Fund	21,664	$ 581,236
Hennessy Cornerstone Growth Fund	924,567	19,563,839
Hennessy Cornerstone Growth II Fund	215,603	6,892,842
ICM Small Co. Portfolio	14,655	571,833
Keeley Small Cap Value Fund, Inc.	352,115	16,750,125
Laudus Rosenberg U.S. Discovery Fund
Class B	616,662	11,235,573
Neuberger Berman Fund Genesis Trust
Class	289,095	14,431,616
Oppenheimer Main Street Small Cap
Fund Class A	1,260,572	28,022,524
Perritt MicroCap Opportunities Fund	274,294	8,725,282
RS Partners Fund	552,012	19,154,824

TOTAL SMALL CAP BLEND FUNDS		125,929,694
Small Cap Growth Funds – 34.3%
Baron Asset Small Cap Fund	415,121	10,245,181
Black Rock Funds Small Cap Growth
Equity Fund Class A (a)	927,925	16,220,124
Buffalo Small Cap Fund	175,515	4,782,787
Franklin Small Cap Growth Fund II
Class A	518,721	7,013,108
Harbor Small Cap Growth Fund	497,965	6,871,912
Managers Special Equity Fund	5,942	546,237
Munder Micro Cap Equity Fund	115,088	5,218,107
Oberwies Emerging Growth Fund	184,285	5,301,884
Old Mutual Copper Rock Emerging
Growth Portfolio	30,739	359,028
RS Emerging Growth Fund Class A	16,456	573,003
RS Smaller Co. Growth Fund	301,815	6,736,508
Turner Small Cap Growth Fund (a)	261,896	7,356,654
William Blair Small Cap Growth Fund
Class N	305,111	7,789,493

TOTAL SMALL CAP GROWTH FUNDS		79,014,026
Small Cap Value Funds 2.4%
American Beacon Small Cap Value Fund	26,408	559,583
Highmark Small Cap Value Fund Class A	282,983	5,099,357

TOTAL SMALL CAP VALUE FUNDS		5,658,940

	Shares	Value (Note 1)
Other – 8.7%
The Information Age Fund (a)	144,505	$ 2,538,950
Westport Select Cap Fund Class R	696,070	17,429,599
TOTAL OTHER		19,968,549
TOTAL EQUITY FUNDS
(Cost $226,563,494)		230,571,209
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $226,563,494)		$ 230,571,209

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

PAS Small Cap Fund of Funds

Financial Statements

Statement of Assets and Liabilities
		February 28, 2006

Assets
Investment in unaffiliated securities,
at value (cost $226,563,494) —
See accompanying schedule		$ 230,571,209
Cash		5
Receivable for fund shares sold		504,658
Total assets		231,075,872

Liabilities
Payable for investments purchased	$ 329,968
Payable for fund shares redeemed	174,692
Total liabilities		504,660

Net Assets		$ 230,571,212
Net Assets consist of:
Paid in capital		$ 223,481,186
Undistributed net investment income		17,631
Accumulated undistributed net real-
ized gain (loss) on investments		3,064,680
Net unrealized appreciation (de-
preciation) on investments		4,007,715
Net Assets, for 20,383,838 shares
outstanding		$ 230,571,212
Net Asset Value, offering price and
redemption price per share
($230,571,212 ÷ 20,383,838
shares)		$ 11.31

Statement of Operations
	For the period June 23, 2005
	(commencement of operations) to February 28, 2006

Investment Income
Dividends from underlying funds		$ 17,628
Interest		3
Total income		17,631

Expenses
Management fee	$ 143,531
Independent trustees’ compensation	65,778
Total expenses before reductions	209,309
Expenses reductions	(209,309)	—

Net investment income (loss)		17,631
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of un-
derlying fund shares	(47,014)
Realized gain distributions from un-
derlying funds	4,262,637	4,215,623
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		4,007,715
Net gain (loss)		8,223,338
Net increase (decrease) in net as-
sets resulting from operations		$ 8,240,969

See accompanying notes which are an integral part of the financial statements.

Annual Report 8

Statement of Changes in Net Assets
For the period
June 23, 2005
(commencement
of operations) to
February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,631
Net realized gain (loss)	4,215,623
Change in net unrealized appreciation (depreciation)	4,007,715
Net increase (decrease) in net assets resulting from operations	8,240,969
Distributions to shareholders from net realized gain	(1,150,943)
Share transactions
Proceeds from sales of shares	240,524,097
Reinvestment of distributions	1,112,499
Cost of shares redeemed	(18,155,410)
Net increase (decrease) in net assets resulting from share transactions	223,481,186
Total increase (decrease) in net assets	230,571,212

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $17,631)	$ 230,571,212

Other Information
Shares
Sold	21,966,570
Issued in reinvestment of distributions	104,264
Redeemed	(1,686,996)
Net increase (decrease)	20,383,838

Financial Highlights

Period ended February 28,	2006F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	—H
Net realized and unrealized gain (loss)	1.46
Total from investment operations	1.46
Distributions from net realized gain	(.15)
Net asset value, end of period	$ 11.31
Total ReturnB,C	14.69%
Ratios to Average Net AssetsE,G
Expenses before expense reductions	37%A
Expenses net of contractual waivers	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,571
Portfolio turnover rate	10%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period June 23, 2005 (commencement of operations) to February 28, 2006.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment advisor and do not represent the amount paid by the fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment advisor. Expenses net of all reductions represent the net expenses paid by the fund. Does not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Notes to Financial Statements For the period ended February 28, 2006

1. Significant Accounting Policies.

PAS Small Cap Fund of Funds (the fund) is a fund of Fidelity Rutland Square Trust (the trust), an open end management investment company orga nized as a Delaware statutory trust. The fund invests in unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The fund is offered exclusively to certain clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management and Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial state ments. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. If an Underlying Fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board’s fair value pricing policies. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex dividend date and are automatically reinvested. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses included in the accompanying financial statements reflect the expenses of the fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to the short term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:
Unrealized appreciation	$ 5,530,975
Unrealized depreciation	(1,526,483)
Net unrealized appreciation (depreciation)	$ 4,004,492
Undistributed ordinary income	42,409
Undistributed long term capital gain	3,043,127

Cost for federal income tax purposes	$ 226,566,717

The tax character of distributions paid was as follows:

		February 28, 2006
Ordinary Income		$ 997,484
Long term Capital Gains		153,459
Total		$ 1,150,943

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

10

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares were $233,076,021 and $6,465,513, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the fund with investment management related services. For these services, the fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the fund’s average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the fund with certain exceptions such as interest expense and independent Trustees’ compensation.

Strategic Advisers has contractually agreed to waive its management fee until June 15, 2008.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and admin istrative services (other than investment advisory services) necessary for the operation of the fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisors has contractually agreed to reimburse the fund until June 15, 2008 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example, interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the fund’s expenses by $209,309.

11 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS Small Cap Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS Small Cap Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2006 and the results of its operations, the changes in its net assets and the financial high lights for the period June 23, 2005 (commencement of operations) to February 28, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsi bility of the PAS Small Cap Fund of Funds’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2006 by correspondence with the custodian, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts April 13, 2006

Annual Report

12

Trustees and Officers

The Trustees and executive officers of Fidelity Rutland Square Trust and PAS Small Cap, as applicable, are listed below. The Board of Trustees governs PAS Small Cap and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodi cally throughout the year to oversee PAS Small Cap’s activities, review contractual arrangements with companies that provide services to PAS Small Cap, and review PAS Small Cap’s performance. Each of the Trustees oversees two funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an “interested person” (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devon shire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Roger T. Servison (60)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995 present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers, Inc. (May 2005 present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996 present), a Director of Fidelity Investments Asia Funding Corp. (2000 present), and a Director of Strategic Advisers, Inc. (1999 present). Pre viously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991 1995), President of Monarch Capital (1990 1991), Senior Vice President of Fidelity Capital (1989 1990), Senior Vice Pres ident of Fidelity’s New Business Development Group (1987 1989), and Senior Vice President of Fidelity Brokerage Services (1980 1987); and he served as a Director of FBSI Investments, Inc. (1993 2003), FMR Brokerage Holdings, Inc. (1999 2003), and Fidelity Partners Management Corp. (1997 2003). In addition, Mr. Servison was a member of Fidelity Investments Operating Committee (1991 2000).

Abigail P. Johnson (44)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMRCo., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Richard A. Spillane Jr. (55)

Year of Election or Appointment: 2005

Mr. Spillane serves as Executive Vice President and Head of Global Investment Strategy for Fidelity Investments (2002 present). Previously, he served as Senior Vice President of FMR’s Income Growth and International Groups (1997 2002) and Head of U.S. equities (2001 2002). Mr. Spillane serves as Director of Empire Fidelity Investments Life Insurance Company (2000 present), Vice Chairman of Fidelity’s Political Action Committee (2001 present), a Member of Fidelity’s Ethics Oversight Committee (2002 present), a Member of the FMR Investment Committee (1998 present), and a Member of the Board of Fidelity Investments Life In surance Company (2000 present). Mr. Spillane also serves as Vice Chairman of the Board of Xaverian Brothers High School (1998 present), a Member of the Investment Committee for Rensselaer Polytechnic Institute (2004 present), a Member of the Board of Overseers of Newton Wellesley Hospital (2004 present), and Chairman of the Investment Committee for the Catholic Schools Foundation (2002 present). Mr. Spillane is a Chartered Financial Analyst (1985 present).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

13 Annual Report

Trustees and Officers - continued Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to PAS Small Cap, P.O. Box 961107, Boston, Massachusetts 02196.

Name, Age; Principal Occupation Peter C. Aldrich (61)

Year of Election or Appointment: 2005

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEIGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non profit). From 1998 through December 2004, Mr. Aldrich was Man aging Member of Poseidon, LLC (foreign private investment). Previously, he was Co Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997 1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981 1996).

Ralph F. Cox (73)

Year of Election or Appointment: 2005

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998 present). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 2005

Chief Legal Officer of PAS Small Cap. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2005

Secretary of PAS Small Cap. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Stephen D. Fisher (43)

Year of Election or Appointment: 2005

Assistant Secretary of PAS Small Cap. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998 2003) and is a Vice President, Associate General Counsel of FMR.

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2005

President and Treasurer of PAS Small Cap. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Annual Report

14

Name, Age; Principal Occupation Charles V. Senatore (51)

Year of Election or Appointment: 2005

Chief Compliance Officer and Anti Money Laundering Officer of PAS Small Cap. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003 present). Before joining Fidelity Investments, Mr. Senatore served as Co Head of Global Compliance (2002 2003), Head of Private Client Compliance (2000 2002), and Head of the Regulatory Affairs Group (1999 2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIA Compliance and Legal Division Executive Committee (2004 present), a Member of the SIA Self Regulation and Supervisory Practices Committee (2004 present), a Member of the New York Stock Exchange Compliance Advisory Committee (2000 2003; 2005), and a Member of the Securities Industry/Regulatory Council on Continuing Education (2004 present). He previously served as a Member (2001 2003) and Chair (2003) of the NASD’s District 10 Business Committee in New York.

Kathleen Tucker (47)

Year of Election or Appointment: 2005

Chief Financial Officer of Fidelity Rutland Square Trust. She also serves as Senior Vice President of Accounting and Pricing Operations for Fidelity Pricing & Cash Management Services (1999 present). Previously a partner at PricewaterhouseCoopers in the in vestment management practice (1981 1999).

John H. Costello (59)

Year of Election or Appointment: 2005

Assistant Treasurer of PAS Small Cap. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2005

Assistant Treasurer of PAS Small Cap. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an em ployee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2005

Assistant Treasurer of PAS Small Cap. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

15 Annual Report

Distributions

The Board of Trustees of PAS Small Cap Fund of Funds voted to pay on April 10, 2006, to shareholders of record at the opening of business on April 7, 2006, a distribution of $.15 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as capital gain dividends with respect to the taxable year ended February 28, 2006, $3,196,586, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 19% of the dividends distributed in December as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

16

17 Annual Report

Annual Report

18

19 Annual Report

Investment Adviser
Strategic Advisers, Inc.
Boston, MA
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Bank of New York
New York, NY

FOF ANN 0406 429150.1.0 1.816936.100

Item 2. Code of Ethics

As of the end of the period, February 28, 2006, Fidelity Rutland Square Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has not designated an audit committee financial expert. Given the nature of the PAS Small Cap Fund of Funds (the fund), the Board of Trustees concluded that the services of a financial expert are not required. Some of the factors considered by the Board of Trustees in determining that an audit committee financial expert is not necessary are the following: (i) the fund's structure as a fund of funds investing primarily in other mutual funds; (ii) a recognition that the initial portfolio would not rely on affiliated transactions or exemptive rules at its inception and that the benefits of designating an audit committee financial expert could be re-evaluated if a portfolio were to rely upon such relief in the future; (iii) Strategic Advisers' agreement to waive the fund's management fee and reimburse all other normal operating expenses for the initial term of the management contract; (iv) the Audit Committee's expected access to the fund's Treasurer, Chief Financial Officer, independent accountants and legal counsel; and (v) the Audit Committee's expected authority under its Charter to engage independent accounting and other experts without seeking approval from the full Board of Trustees.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the fund are shown in the table below.

Fund	2006A	2005A,B
PAS Small Cap Fund of Funds	$21,000	$0
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by PwC for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with the statutory and regulatory filings or engagements, to PAS Small Cap Fund of Funds, as the fund did not commence operations until June 23, 2005.

(b) Audit-Related Fees.

In each of the fiscal years ended February 28, 2006 and February 28, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A, B
PAS Small Cap Fund of Funds	$0	$0
A	Aggregate amounts may reflect rounding.
B	No Audit-Related Fees were billed by PwC for services rendered for assurance and related services to PAS Small Cap Fund of Funds, as the fund did not commence operations until June 23, 2005.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Strategic Advisers and entities controlling, controlled by, or under common control with Strategic Advisers that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A,B	2005A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2006A	2005A,B
PAS Small Cap Fund of Funds	$3,500	$0
A	Aggregate amounts may reflect rounding.
B	No Tax Fees were billed by PwC for services rendered for tax compliance, tax advice, and tax planning for PAS Small Cap Fund of Funds, as the fund did not commence operations until June 23, 2005.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A,B	2005A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2006A	2005A,B
PAS Small Cap Fund of Funds	$0	$0
A	Aggregate amounts may reflect rounding.
B	No Other Fees were billed by PwC for all other non-audit services rendered to PAS Small Cap Fund of Funds, as the fund did not commence operations until June 23, 2005.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A,B	2005A,B
PwC	$155,000	$520,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust (Non-Covered Service) are not required to be pre-approved, but are reported to the Audit Committee quarterly.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not applicable.

(g) For the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate fees billed by PwC of $400,000A,B and $950,000A,B for non-audit services rendered on behalf of the fund, Strategic Advisers and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A,B	2005A,B
Covered Services	$160,000	$520,000
Non-Covered Services	$240,000	$430,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 21, 2006
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	April 21, 2006